UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

 17605 Wright Street, Suite 2, Omaha, NE 68130

(Address of principal executive offices)

(Zip code)

            James Ash,Gemini Fund Services, LLC.

            80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

402-895-1600

Date of fiscal year end:

4/30

Date of reporting period:   7/31/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

	West Shore Real Return Income Fund
	CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
	July 31, 2014
Shares		Fair Value
	COMMON STOCKS - 29.6%
	AGRICULTURE - 2.0%
10,927	Altria Group, Inc.	$ 443,636
8,640	Lorillard, Inc.	522,547
		966,183
	CHEMICALS - 0.5%
9,659	Sociedad Quimica y Minera de Chile SA - ADR	267,844

	ELECTRIC - 2.0%
9,754	American Electric Power Co., Inc.	507,110
6,615	Dominion Resources, Inc.	447,439
		954,549
	ENVIRONMENTAL CONTROL - 0.2%
113,000	Sound Global Ltd. *	107,350

	FOOD - 0.7%
26,890	Marine Harvest ASA	366,484

	IRON/STEEL - 0.8%
26,185	Vale SA - ADR	375,755

	MINING - 5.0%
30,000	Denison Mines Corp. *	39,300
12,996	Franco-Nevada Corp.	734,924
10,438	Royal Gold, Inc.	788,800
54,591	Sandstorm Gold Ltd *	370,673
20,294	Silver Wheaton Corp	529,876
		2,463,573
	OIL & GAS - 2.8%
10,500	Cenovus Energy, Inc.	322,350
3,215	Chevron Corp.	415,507
6,766	Diamond Offshore Drilling, Inc.	316,581
23,300	Enduro Royalty Trust	315,715
		1,370,153
	PHARMACEUTICALS - 2.1%
8,592	Eli Lilly & Co.	524,628
8,626	Merck & Co., Inc.	489,439
		1,014,067
	PIPELINES - 4.3%
7,350	Enbridge Energy Partners LP	253,207
8,212	Energy Transfer Partners LP	457,737
5,389	Enterprise Products Partners LP	402,019
5,339	Kinder Morgan Energy Partners LP	432,566
9,661	Plains All American Pipeline LP	554,058
		2,099,587
	PRIVATE EQUITY - 0.6%
100,800	Sprott Resource Corp.	297,562

	REAL ESTATE - 2.6%
134,600	Capitaland Ltd.	372,091
45,200	Cheung Kong Holdings Ltd.	878,910
		1,251,001
	West Shore Real Return Income Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
	July 31, 2014
Shares		Fair Value
	REITS - 2.9%
18,000	Brandywine Realty Trust	$ 279,900
9,550	Calloway Real Estate Investment Trust	229,486
7,703	Health Care REIT, Inc.	490,142
6,000	Liberty Propert Trust	211,020
5,610	Plum Creek Timber, Co. Inc.	232,086
		1,442,634
	RETAIL - 1.0%
10,089	Darden Restaurants, Inc.	471,661

	SEMICONDUCTORS - 0.9%
10,946	Microchip Technology, Inc.	492,789

	TELECOMMUNICATIONS - 0.8%
8,954	BCE, Inc.	405,437

	WATER - 0.4%
500,000	Thai Tap Water Supply PCL	186,428

	TOTAL COMMON STOCKS (Cost $13,001,597)	14,533,057

	EXCHANGE TRADED FUNDS - 6.8%
	COMMODITY FUND - 0.8%
1,830	ETFS Gold Trust *	230,214
11,500	Gold Shares Covered Call ETN	154,100
		384,314
	DEBT FUND - 5.3%
22,500	Global X SuperIncome Preferred ETF	337,275
20,000	PowerShares Chinese Yuan Dim Sum Bond Portfolio	500,000
26,800	ProShares Short High Yield *	758,976
21,000	SPDR Barclays Short Term High Yield Bond ETF	637,770
6,000	SPDR DB International Government Inflation-Protected Bond ETF	371,220
		2,605,241
	EQUITY FUND - 0.7%
18,734	Global X Uranium ETF	278,013
1,089	iShares MSCI New Zealand Capped ETF	44,213
		322,226

	TOTAL EXCHANGE TRADED FUNDS (Cost $3,375,501)	3,311,781

	EXCHANGE TRADED NOTES - 0.3%
	COMMODITY FUNDS - 0.3%
4,000	Credit Suisse Silver Shares Covered Call ETN	60,000
1,300	ETFS Physical Precious Metal Basket Shares *	91,494
	TOTAL EXCHANGE TRADED NOTES (Cost $157,342)	151,494
	West Shore Real Return Income Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
	July 31, 2014
Shares		Fair Value
	MUTUAL FUNDS - 4.8%
	CLOSED-ENDED FUNDS - 4.8%
40,000	Canoe EIT Income Fund	$ 459,600
16,500	Central Fund of Canada Ltd.	231,990
5,100	Central Gold Trust *	230,366
46,355	Global High Income Fund, Inc.	461,695
10,167	Kayne Anderson MLP Investments	392,649
35,000	Sprott Physical Gold Trust *	371,000
28,000	Sprott Physical SilverTrust - Trust Unit *	228,480
	TOTAL MUTUAL AND CLOSED-ENDED FUNDS (Cost $2,463,446)	2,375,780

	PRIVATE INVESTMENT FUNDS - 10.8%
231,729	Caledonian Royalty Corp.^ **	1,489,945
400	Twentieth Century Masters Collection, LLC ^ # **	2,000,000
1,954,809	wPraxis Fund Ltd.^ **	1,830,503
	TOTAL PRIVATE INVESTMENT FUNDS (Cost $5,501,249)	5,320,448

	SHORT-TERM INVESTMENT- 41.4%
	MONEY MARKET FUND - 41.4%
20,315,019	Morgan Stanley Institutional Liquidity Funds -
	Treasury Securities Portfolio 0.01% +^	20,315,019
	TOTAL SHORT-TERM INVESTMENTS (Cost $20,315,019)	20,315,019

	TOTAL INVESTMENTS - 93.7% (Cost $44,814,154) (a)	$ 46,007,579
	OTHER ASSETS LESS LIABILITIES - 6.3%	3,067,153
	NET ASSETS - 100.0%	$ 49,074,732

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $44,863,741 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 1,673,197
	Unrealized Depreciation:	(529,359)
	Net Unrealized Appreciation:	$ 1,143,838

ADR - American Depositary Receipt.
REITS - Real Estate Investment Trusts.
* Non-Income producing security.
** Illiquid security. Total illiquid securities represents 10.8% of net assets as of July 31, 2014.
# Affiliated Fund. (See Note 6)
^ All or a portion of this investment is a holding of the West Shore Real Return Income (Cayman) Limited, a consolidated subsidiary.
+ Money market fund; interest rate reflects seven-day effective yield on July 31, 2014.
The following is a summary of significant accounting policies followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. . Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor and/or sub-Advisor.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - This team is composed of one or more representative from each of the (i) Trust, (ii) administrator, and (iii) Advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Advisor or sub-Advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the Advisor or sub-Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$ 14,533,057	$ -	$ -	$ 14,533,057
Private Investment Funds	-	5,320,448	-	5,320,448
Exchange Traded Funds	3,311,781	-	-	3,311,781
Exchange Traded Notes	151,494		-	151,494
Mutual Funds	2,375,780		-	2,375,780
Money Market Fund	20,315,019	-	-	20,315,019
Total	$ 40,687,131	$ 5,320,448	$ -	$ 46,007,579

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of July 31, 2014 for the Fund's assets and liabilities measured at fair value:

Additional Information on Investments in Private Investment Funds

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By

*/s/ Andrew Rogers

       Andrew Rogers, President

Date

9/29/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew Rogers

       Andrew Rogers, President

Date

9/29/14

By

*/s/ James Colantino

       James Colantino, Treasurer

Date

9/29/14